UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  09/30/1999
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Dessauer & McIntyre Asset Management, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-2852

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA November 11,1999

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:   $436,160,000


List of Other Included Managers: NONE

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
C P POKPHAND CO. LTD. FGN      FOREIGN                           1    42000 SH       SOLE                                      42000
AT&T CORP COM                  COM              001957109      280     6431 SH       SOLE                                       6431
AXA SA SPONSORED ADR           COM              054536107    11975   187662 SH       SOLE                                     187662
BALLY TOT FITNESS HLDG COM     COM              05873K108    19480   637398 SH       SOLE                     7675            629723
BANCO SANTANDER CENTRAL HISPAN COM              05964H105    11069  1073394 SH       SOLE                                    1073394
CABLE & WIRELESS PLC SPONSORED COM              126830207    12547   378791 SH       SOLE                                     378791
CENDANT CORP COM               COM              151313103    23796  1340631 SH       SOLE                    53000           1287631
CHAMPION TECH HLDGS ADR        COM                               1    10000 SH       SOLE                                      10000
CISCO SYS INC COM              COM              17275R102      329     4800 SH       SOLE                                       4800
CITIGROUP INC COM              COM              172967101    12247   278340 SH       SOLE                                     278340
COMSHARE INC COM               COM              205912108       41    14300 SH       SOLE                     9150              5150
CONTINUCARE CORP COM           COM              212172100      267   426800 SH       SOLE                    86000            340800
CORE LABORATORIES N V COM      COM              N22717107    10556   563002 SH       SOLE                                     563002
COUNTRYWIDE CR IND DEL COM     COM              222372104    13778   427219 SH       SOLE                                     427219
CP POKPHAND LTD SPONSORED ADR  COM                             235   260711 SH       SOLE                                     260711
DIAGEO PLC SPONSORED ADR       COM              25243Q205     5121   123584 SH       SOLE                                     123584
ELAN PLC ADR                   COM              284131208    14419   429624 SH       SOLE                                     429624
ENRON CORP COM                 COM              293561106    20355   495701 SH       SOLE                                     495701
FIRST UN CORP COM              COM              337358105     8468   237710 SH       SOLE                                     237710
GENERAL ELEC CO COM            COM              369604103      287     2421 SH       SOLE                                       2421
GLAXO HLDGS PLC SPONSORED ADR  COM              37733W105    11551   222136 SH       SOLE                                     222136
HARRAHS ENTMT INC COM          COM              413619107     9206   331761 SH       SOLE                     5000            326761
HILTON HOTELS CORP COM         COM              432848109     9436   955544 SH       SOLE                    25100            930444
INTERPRETER INC.               COM              460630106        0    30000 SH       SOLE                                      30000
KONINKLIJKE AHOLD N V SPNSRD A COM              500467303     4945   149295 SH       SOLE                                     149295
LSI LOGIC CORP COM             COM              502161102    25088   482460 SH       SOLE                                     482460
LUCENT TECHNOLOGIES COM        COM              549463107    11505   177347 SH       SOLE                     4950            172397
MCI WORLDCOM INC COM           COM              55268B106    19210   267268 SH       SOLE                                     267268
MOTOROLA INC COM               COM              620076109      674     7660 SH       SOLE                                       7660
NESTLE S A SPONSORED ADR       COM              641069406     5967    63500 SH       SOLE                                      63500
NIKE INC CL B                  COM              654106103     3748    65900 SH       SOLE                                      65900
NOVARTIS A G SPONSORED ADR     COM              66987V109    11393   153608 SH       SOLE                                     153608
PARK PL ENTMT CORP COM         COM              700690100    22290  1783186 SH       SOLE                    30100           1753086
PHILIPS N V NEW YORK SHS       COM              500472204    16828   166615 SH       SOLE                                     166615
PIXAR COM                      COM              725811103    10590   281462 SH       SOLE                     1000            280462
PREMIERE TECHNOLOGIES COM      COM              74058F102      157    26500 SH       SOLE                    16500             10000
QWEST COMMUNICATIONS COM       COM              749121109    24136   816456 SH       SOLE                     6000            810456
SCIENTIFIC ATLANTA INC COM     COM              808655104    34444   694965 SH       SOLE                                     694965
SEI CORP COM                   COM              784117103    24978   279764 SH       SOLE                                     279764
TELEFONICA DE ESPANA SPONSORED COM              879382208      652    13580 SH       SOLE                                      13580
TIME WARNER INC COM            COM              887315109    23078   379884 SH       SOLE                                     379884
DESSAUER GLOBAL EQUITY COM                      250905106      754 48165.999SH       SOLE                43665.999          4500.000
BALLY TOTAL FITNESS HLDG CORP  CORP             05873KAF5       75    80000 PRN      SOLE                                      80000
FEDERAL HOME LN MTG CORP       CORP             313400NN9       10    10000 PRN      SOLE                                      10000
FEDERAL HOME LN MTG CORP       CORP             3134A04U3       10    10000 PRN      SOLE                                      10000
FEDERAL HOME LN MTG CORP       CORP             3134A0GJ5       10    10000 PRN      SOLE                                      10000
FEDERAL NATL MTG ASSN          CORP             31359CCA1       49    50000 PRN      SOLE                                      50000
MARATHON OIL CO                CORP             565845AJ3       24    24000 PRN      SOLE                                      24000
PARK PL ENTMT CORP             CORP             700690AB6       76    80000 PRN      SOLE                                      80000
TIME WARNER INC                CORP             887315AV1       21    20000 PRN      SOLE                                      20000